United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2019

Date of Reporting Period: Quarter ended 02/28/2019

Item 1.	Schedule of Investments

Federated Global Total Return Bond Fund
Portfolio of Investments
February 28, 2019 (unaudited)
Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	BONDS—63.7%
	AUSTRALIAN DOLLAR—2.3%
	Sovereign—1.5%
940,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$699,956
	State/Provincial—0.8%
520,000	Queensland Treasury Corp., Sr. Unsecd. Note, Series 21, 5.500%, 6/21/2021	398,403
	TOTAL AUSTRALIAN DOLLAR	1,098,359
	BRITISH POUND—4.7%
	Sovereign—4.7%
240,000	United Kingdom, Government of, 3.250%, 1/22/2044	407,926
350,000	United Kingdom, Government of, 4.250%, 12/7/2027	582,453
190,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	347,239
370,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	454,924
300,000	United Kingdom, Government of, Unsecd. Note, 4.000%, 3/7/2022	435,159
	TOTAL BRITISH POUND	2,227,701
	CANADIAN DOLLAR—3.5%
	Sovereign—3.5%
450,000	Canada, Government of, 5.750%, 6/1/2033	498,637
610,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	626,238
700,000	Canada, Government of, Unsecd. Note, 0.750%, 9/1/2021	518,546
	TOTAL CANADIAN DOLLAR	1,643,421
	DANISH KRONE—0.1%
	Mortgage Banks—0.1%
169,046	Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	30,147
	EURO—29.1%
	Banking—4.7%
930,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.750%, 10/26/2023	1,060,285
950,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.750%, 8/24/2022	1,172,331
	TOTAL	2,232,616
	Pharmaceuticals—2.4%
950,000	Johnson & Johnson, Sr. Unsecd. Note, 0.650%, 5/20/2024	1,103,470
	Sovereign—22.0%
910,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	1,075,679
1,040,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	1,232,468
580,000	France, Government of, 3.250%, 10/25/2021	723,848
830,000	France, Government of, 4.250%, 10/25/2023	1,138,423
280,000	France, Government of, Bond, 4.500%, 4/25/2041	514,582
325,000	France, Government of, O.A.T., 5.500%, 4/25/2029	549,701
400,000	Germany, Government of, 0.250%, 2/15/2027	465,235
90,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	167,985
600,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	708,408
1,050,000	Italy, Government of, 2.150%, 12/15/2021	1,232,649
650,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	869,165
385,000	Netherlands, Government of, 1.750%, 7/15/2023	476,833
360,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	432,626

Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
500,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	$641,758
150,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	179,116
	TOTAL	10,408,476
	TOTAL EURO	13,744,562
	JAPANESE YEN—11.1%
	Sovereign—11.1%
130,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	1,281,619
15,000,000	Japan, Government of, Sr. Unsecd. Note, Series 119, 0.100%, 6/20/2019	134,676
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,183,883
150,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,563,545
94,500,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,081,640
	TOTAL JAPANESE YEN	5,245,363
	MEXICAN PESO—3.1%
	Sovereign—1.0%
10,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	502,028
	Telecommunications—2.1%
19,300,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 6/9/2019	987,141
	TOTAL MEXICAN PESO	1,489,169
	POLISH ZLOTY—2.2%
	Sovereign—2.2%
4,000,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	1,046,687
	SWEDISH KRONA—0.5%
	Sovereign—0.5%
2,250,000	Sweden, Government of, Series 1059, 1.000%, 11/12/2026	257,527
	U.S. DOLLAR—7.1%
	Banking—1.0%
$ 500,000	Credit Agricole London, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2024	484,601
	Finance—4.1%
1,400,000	ICBCIL Finance Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.000%, 4/5/2020	1,388,635
540,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	522,653
	Transportation—0.5%
250,000	Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.875%, 1/18/2025	256,406
	Utilities—1.5%
700,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	683,340
	TOTAL U.S. DOLLAR	3,335,635
	TOTAL BONDS (IDENTIFIED COST $30,464,141)	30,118,571
	U.S. TREASURY—14.2%
2,010,000	United States Treasury Bond, 2.875%, 11/15/2046	1,932,678
1,200,000	United States Treasury Bond, 4.500%, 2/15/2036	1,468,660
365,000	United States Treasury Note, 1.375%, 12/15/2019	361,669
1,945,000	United States Treasury Note, 1.750%, 11/30/2021	1,906,204
1,070,000	United States Treasury Note, 2.000%, 11/15/2026	1,021,661
	TOTAL U.S. TREASURY (IDENTIFIED COST $6,791,929)	6,690,872

Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	PURCHASED PUT OPTIONS—0.0%
1,000,000	EUR PUT/PLN CALL, Bank of America, Notional Amount $1,000,000, Exercise Price $4.25, Expiration Date 4/16/2019 (IDENTIFIED COST $4,193)	$1,279
	INVESTMENT COMPANIES—19.8%
451,937	Emerging Markets Core Fund	4,343,108
1,112,449	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.550%[1]	1,112,783
96,036	Federated Mortgage Core Portfolio	923,867
58,204	Federated Project and Trade Finance Core Fund	526,754
398,882	High Yield Bond Portfolio	2,477,055
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $9,434,891)	9,383,567
	TOTAL INVESTMENT IN SECURITIES—97.7% (IDENTIFIED COST $46,695,154)	46,194,289
	OTHER ASSETS AND LIABILITIES - NET—2.3%[2]	1,083,870
	TOTAL NET ASSETS—100%	$47,278,159
The average market value of purchased options held by the Fund throughout the period was $1,775. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[3]Euro-BUND Future, Short Futures	10	EUR 1,653,100	March 2019	$(27,394)
[3]Long Gilt Futures, Short Futures	2	GBP 251,580	June 2019	$2,734
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(24,660)
The average notional value of long and short futures contracts held by the Fund throughout the period was $126,500 and $2,269,165, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2019, the Fund had the following outstanding written call options:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
[3]Bank of America	EUR CALL/PLN PUT	$1,000,000	4/16/2019	$4.35	$(4,036)
(PREMIUM RECEIVED $6,130)
The average market value of written call options held by the Fund throughout the period was $1,887. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/5/2019	Bank of America	186,200 CAD	$141,474	$38
3/5/2019	Bank of America	1,800,000 NOK	$211,712	$(1,301)
3/7/2019	Credit Agricole	746,200,000 KRW	$673,004	$(9,400)
5/3/2019	BNP Paribas	3,500,000 BRL	$931,470	$(3,783)
5/6/2019	Bank of America	$1,213,793	10,464,717 NOK	$(12,726)
5/6/2019	Bank of America	$1,440,000	27,902,160 MXN	$8,237
5/6/2019	Barclays	$1,661,207	14,267,334 NOK	$(10,999)
5/6/2019	BNP Paribas	$850,000	3,176,616 PLN	$8,669
5/6/2019	BNY Mellon	$1,200,000	10,334,592 NOK	$(11,268)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
5/6/2019	Citibank	$550,000	5,037,520 SEK	$1,606
5/6/2019	Citibank	$550,000	5,049,921 SEK	$256
5/6/2019	Citibank	$1,100,000	10,010,547 SEK	$10,233
5/6/2019	Citibank	$1,440,000	28,202,387 MXN	$(7,169)
5/6/2019	Credit Agricole	1,200,000 AUD	1,140,011 CAD	$(15,558)
5/6/2019	Credit Agricole	2,100,000 AUD	$1,508,693	$(17,445)
5/6/2019	Credit Agricole	400,000 EUR	3,915,105 NOK	$(1,224)
5/6/2019	Credit Agricole	850,000 EUR	$965,970	$6,529
5/6/2019	HSBC	$950,000	18,374,883 MXN	$7,117
5/6/2019	JPMorgan	650,000 AUD	677,434 NZD	$(391)
5/6/2019	JPMorgan	$550,000	721,688 CAD	$700
5/6/2019	JPMorgan	$700,000	195,788,257 HUF	$(8,930)
5/6/2019	JPMorgan	$1,100,000	9,336,072 NOK	$5,764
5/6/2019	JPMorgan	$1,200,000	10,336,672 NOK	$(11,512)
5/6/2019	Morgan Stanley	$1,400,000	12,029,063 NOK	$(9,869)
5/6/2019	State Street	650,000 AUD	678,514 NZD	$(1,128)
5/7/2019	Bank of America	1,700,000 GBP	$2,213,749	$49,176
5/7/2019	Citibank	8,000,000 NOK	102,640,080 JPY	$11,624
5/7/2019	Credit Agricole	27,500,000 MXN	156,254,368 JPY	$1,150
7/30/2019	Barclays	130,000 AUD	$94,594	$(2,163)
7/30/2019	Barclays	140,000 NZD	$97,236	$(1,617)
7/30/2019	BNP Paribas	1,800,000 MXN	$91,686	$(493)
7/30/2019	Credit Agricole	125,000 CAD	$95,527	$(204)
7/30/2019	Morgan Stanley	800,000 NOK	$95,652	$(1,579)
8/27/2019	BNP Paribas	2,142,000,000 IDR	$149,933	$(639)
8/27/2019	Credit Agricole	4,670,000 THB	$149,902	$(1,016)
Contracts Sold:
3/5/2019	Bank of America	186,200 CAD	$140,557	$(955)
3/5/2019	Bank of America	1,800,000 NOK	$210,952	$540
5/3/2019	BNP Paribas	2,000,000 BRL	$544,218	$14,111
5/3/2019	Citibank	1,500,000 BRL	$398,449	$868
5/6/2019	Bank of America	$450,000	1,722,493 PLN	$6,204
5/6/2019	Bank of America	$400,000	1,532,752 PLN	$5,951
5/6/2019	Barclays	$2,400,000	20,715,271 NOK	$27,937
5/6/2019	BNP Paribas	850,000 EUR	$961,670	$(10,829)
5/6/2019	BNP Paribas	2,200,000 NZD	$1,513,490	$13,226
5/6/2019	BNY Mellon	$700,000	194,275,410 HUF	$3,452
5/6/2019	BNY Mellon	$475,000	4,076,700 NOK	$2,810
5/6/2019	Citibank	1,450,000 EUR	14,178,558 NOK	$2,832
5/6/2019	Citibank	1,100,000 EUR	10,776,871 NOK	$4,577
5/6/2019	Citibank	$2,400,000	20,716,786 NOK	$28,115
5/6/2019	Citibank	$1,100,000	10,124,272 SEK	$2,147
5/6/2019	Citibank	$1,000,000	19,342,661 MXN	$(7,456)
5/6/2019	Citibank	$450,000	1,878,470 RON	$(1,015)
5/6/2019	Credit Agricole	850,000 EUR	8,315,877 NOK	$2,165
5/6/2019	Credit Agricole	850,000 EUR	$974,372	$1,873
5/6/2019	Credit Agricole	$1,440,000	28,207,673 MXN	$7,440
5/6/2019	HSBC	$400,000	395,780 CHF	$(853)
5/6/2019	JPMorgan	1,200,000 AUD	1,136,665 CAD	$13,012
5/6/2019	JPMorgan	$1,100,000	9,277,830 NOK	$(12,590)
5/6/2019	JPMorgan	$1,100,000	9,931,395 SEK	$(18,850)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
5/6/2019	Morgan Stanley	$1,400,000	11,989,005 NOK	$5,174
5/6/2019	State Street	600,000 AUD	$426,761	$690
5/6/2019	State Street	2,050,000 EUR	$2,361,214	$15,775
5/7/2019	HSBC	1,700,000 GBP	$2,215,277	$(47,647)
5/7/2019	JPMorgan	27,500,000 MXN	156,483,734 JPY	$919
5/7/2019	JPMorgan	8,000,000 NOK	102,844,914 JPY	$(9,776)
5/7/2019	State Street	$1,745,000	190,281,204 JPY	$(28,220)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$2,312
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $417,956 and $440,361, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts, and value for Written Option Contracts are included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Emerging Markets Core Fund	Federated Mortgage Core Portfolio	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2018	357,763	84,913	382,567	364,083	—	1,189,326
Purchases/Additions	5,463,678	915	603,652	1,875	398,882	6,469,002
Sales/Reductions	(4,708,992)	(27,624)	(534,282)	(269,922)	—	(5,540,820)
Balance of Shares Held 2/28/2019	1,112,449	58,204	451,937	96,036	398,882	2,117,508
Value	$1,112,783	$526,754	$4,343,108	$923,867	$2,477,055	$9,383,567
Change in Unrealized Appreciation/Depreciation	$81	$6,006	$159,991	$41,459	$55,466	$263,003
Net Realized Gain/(Loss)	$125	$(7,711)	$(3,629)	$10,153	$—	$(1,062)
Dividend Income	$3,530	$8,232	$52,574	$17,904	$21,130	$103,370
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$30,118,571	$—	$30,118,571
U.S. Treasury	—	6,690,872	—	6,690,872
Purchased Put Options	—	1,279	—	1,279
Investment Companies[1]	1,112,783	—	—	9,383,567
TOTAL SECURITIES	$1,112,783	$36,810,722	$—	$46,194,289
Other Financial Instruments:
Assets
Futures Contracts	$2,734	$—	$—	$2,734
Written Call Options	—	—	—	—
Foreign Exchange Contracts	—	270,917	—	270,917
Liabilities
Futures Contracts	(27,394)	—	—	(27,394)
Written Call Options	—	(4,036)	—	(4,036)
Foreign Exchange Contracts	—	(268,605)	—	(268,605)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(24,660)	$(1,724)	$—	$(26,384)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $8,270,784 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed of Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RON	—Romanian New Leu
SEK	—Swedish Krona
THB	—Thai Baht

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019